NOTE 24. Allowance for Credit Losses on Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Balance at the beginning of the period	$ 12,337	$ 5,544
Provision during the period	18,886	14,550
Bad debts written off	(9,943)	(7,757)
Balance at the end of the period	$ 21,280	$ 12,337